UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

Date of Report (Date of earliest event reported): ____________________________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Drug Royalty III LP 1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:  0001674073

Central Index Key Number of issuing entity (if applicable):  0001674058

Central Index Key Number of underwriter (if applicable):  Not applicable

Victor So, (416) 324-5725
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01     Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an accountant’s report on applying agreed-upon procedures, dated November 16, 2018, of Deloitte LLP, obtained in connection with an issuance of asset-backed securities by Drug Royalty III LP 1, which report sets forth the findings and conclusions, as applicable, of Deloitte LLP with respect to certain agreed-upon procedures performed by Deloitte LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Drug Royalty III LP 2, (Depositor)
by	DRC Management III LLC 2, its General Partner

	by	/s/ William Shaw
		Name:	William Shaw
		Title:	Director

Date:  November 19, 2018